SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Recently issued accounting standards
Recently issued accounting standards:

1.
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (“ASC 606”). Under the new standard, revenue is recognized when a customer obtains control of promised goods or services and is recognized in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. In addition, the standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. The FASB has recently issued several amendments to the standard, including clarification on identifying performance obligations.

The guidance permits two methods of adoption: retrospectively to each prior reporting period presented (the full retrospective method), or retrospectively with the cumulative effect of initially applying the guidance recognized at the date of initial application (the modified retrospective method).

ASC 606 will be effective for the Company beginning January 1, 2018. The Company is adopting ASC 606 effective January 1, 2018 and expects to do so using the modified retrospective method. However, a final decision regarding the adoption method has not been finalized at this time.

The Company has made progress toward completing the evaluation of the potential changes from adopting ASC 606 on its financial reporting and disclosures.  The Company has evaluated the impact of the standard on the majority of its revenue streams. Under the new standard, an entity recognizes revenue when or as it satisfies a performance obligation by transferring a good or service to the customer, either at a point in time or over time. Based on its current analysis, the Company expects to continue to recognize most of its product solution revenue at a point in time upon delivery or obtaining acceptance, when such acceptance is deemed substantive; in addition, the Company may identify additional performance obligations. For fixed price contracts, which include significant customization, that are currently recognized using the percentage-of-completion method based on labor effort, the Company does not expect significant changes. The Company's evaluation of the standard and its impact on the accounting and disclosure required changes, design of new controls, changes in its business processes and systems will continue through the adoption date.